Segments (Tables)	12 Months Ended
Jan. 31, 2013
Segment Reporting Information, Profit (Loss) [Abstract]
Segment Operating Income, Interest Expense, Net And Income From Continuing Operations Before Income Taxes
Information for the Company's segments, as well as the reconciliation to income from continuing operations before income taxes, is in the following table:

		Walmart		Other
(Amounts in millions)	Walmart U.S.	International	Sam's Club	Unallocated	Consolidated
Fiscal Year Ended January 31, 2013
Net sales	$274,490	$135,201	$56,423	$—	$466,114
Operating income (loss)	21,500	6,694	1,963	(2,356)	27,801
Interest expense, net					(2,064)
Income from continuing operations before income taxes					$25,737
Total assets	$96,234	$85,695	$13,479	$7,697	$203,105
Depreciation and amortization	4,586	2,628	617	670	8,501
Capital expenditures	5,994	4,640	868	1,396	12,898

Fiscal Year Ended January 31, 2012
Net sales	$264,186	$125,873	$53,795	$—	$443,854
Operating income (loss)	20,391	6,182	1,848	(1,863)	26,558
Interest expense, net					(2,160)
Income from continuing operations before income taxes					$24,398
Total assets	$93,143	$81,289	$12,824	$6,150	$193,406
Depreciation and amortization	4,557	2,438	595	540	8,130
Capital expenditures	6,226	5,274	823	1,187	13,510

Fiscal Year Ended January 31, 2011
Net sales	$260,261	$109,232	$49,459	$—	$418,952
Operating income (loss)	19,941	5,575	1,695	(1,669)	25,542
Interest expense, net					(2,004)
Income from continuing operations before income taxes					$23,538
Total assets	$90,166	$71,172	$12,536	$6,908	$180,782
Depreciation and amortization	4,605	2,195	601	240	7,641
Capital expenditures	7,328	3,994	711	666	12,699

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Total revenues, consisting of net sales and membership and other income, and long-lived assets, consisting primarily of property and equipment, net, aggregated by the Company's U.S. and non-U.S. operations for fiscal 2013, 2012 and 2011, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Total revenues
U.S. operations	$332,844	$319,800	$311,591
Non-U.S. operations	136,318	127,150	110,258
Total revenues	$469,162	$446,950	$421,849

Long-lived assets
U.S. operations	$77,692	$75,881	$73,592
Non-U.S. operations	38,989	36,443	34,286
Total long-lived assets	$116,681	$112,324	$107,878